The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—1.0%
Communication Services—0.5%
TechTarget, Inc. 0.000%, 12/15/26(1)	$ 11,728	$ 11,450
Health Care—0.2%
PetIQ, Inc. 4.000%, 6/1/26	4,747	5,502
Information Technology—0.3%
Perficient, Inc. 0.125%, 11/15/26	8,621	8,474
Total Convertible Bonds and Notes (Identified Cost $25,073)		25,426

Corporate Bonds and Notes—5.6%
Communication Services—0.2%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(2)	1,348	1,348
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(2)	3,076	2,853
		4,201

Consumer Discretionary—1.9%
Everi Holdings, Inc. 144A 5.000%, 7/15/29(2)	12,723	12,665
Goodyear Tire & Rubber Co. (The) 9.500%, 5/31/25	8,566	8,589
Michael Kors USA, Inc. 144A 4.250%, 11/1/24(2)	19,096	19,076
Vista Outdoor, Inc. 144A 4.500%, 3/15/29(2)	6,100	6,056
		46,386

Consumer Staples—0.9%
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(2)	2,819	2,829
144A 10.750%, 6/30/32(2)	1,401	1,323
Vector Group Ltd. 144A 5.750%, 2/1/29(2)	17,864	18,105
		22,257

Energy—0.4%
California Resources Corp. 144A 7.125%, 2/1/26(2)	8,630	8,629
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/25(2)	1,435	1,432
Petroleum Geo-Services AS 13.500%, 3/31/27	600	656
		10,717

Financials—0.2%
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	880	847
	Par Value	Value

Financials—continued
Permian Resources Operating LLC 144A 8.000%, 4/15/27(2)	$ 4,088	$ 4,209
		5,056

Health Care—1.0%
Catalent Pharma Solutions, Inc.
144A 3.125%, 2/15/29(2)	11,253	11,054
144A 3.500%, 4/1/30(2)	14,562	14,324
		25,378

Industrials—0.5%
Gol Finance S.A. (1 month Term SOFR + 10.500%) 144A 15.344%, 1/29/25(2)(3)	10,240	10,854
Hawaiian Brand Intellectual Property Ltd. 144A 11.000%, 4/15/29(2)	716	719
		11,573

Information Technology—0.3%
Alteryx, Inc. 144A 8.750%, 3/15/28(2)	8,075	8,261
Materials—0.2%
Big River Steel LLC 144A 6.625%, 1/31/29(2)	3,433	3,478
Total Corporate Bonds and Notes (Identified Cost $137,080)		137,307

Leveraged Loans—1.2%
Health Care—0.5%
Bausch & Lomb Corp. (1 month Term SOFR + 3.350%) 8.095%, 5/10/27(3)	6,716	6,685
Catalent Pharma Solutions, Inc. Tranche B-4 (1 month Term SOFR + 3.000%) 7.920%, 2/22/28(3)	5,995	5,995
		12,680

Information Technology—0.5%
Nuvei Technologies Corp. (1 month Term SOFR + 3.110%) 7.955%, 12/19/30(3)	11,579	11,579
Media / Telecom - Telecommunications—0.2%
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 11.604%, 5/13/27(3)	5,272	5,197
Total Leveraged Loans (Identified Cost $29,477)		29,456

	Shares
Common Stocks—57.2%
Communication Services—5.2%
Endeavor Group Holdings, Inc. Class A (4)(5)	4,390,197	125,384
Frontier Communications Parent, Inc.(6)	37,984	1,349
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value
Communication Services—continued
GCI Liberty, Inc. Escrow Share(6)	70,800	$ 9
		126,742

Consumer Discretionary—2.4%
Capri Holdings Ltd.(5)(6)	320,698	13,610
Everi Holdings, Inc.(6)	933,372	12,265
Vista Outdoor, Inc.(6)	681,656	26,707
Vizio Holding Corp. Class A(6)	606,181	6,771
		59,353

Consumer Staples—4.6%
Albertsons Cos., Inc. Class A(5)	1,063,446	19,652
Kellanova	1,144,019	92,334
		111,986

Energy—14.9%
ChampionX Corp.	2,221,710	66,985
Hess Corp.	1,432,844	194,580
Marathon Oil Corp.	506,390	13,485
Southwestern Energy Co.(6)	12,732,563	90,528
		365,578

Financials—3.2%
Acropolis Infrastructure(6)(7)	315,662	—
Discover Financial Services	85,886	12,049
First Bancshares, Inc. (The)	195,759	6,290
Heartland Financial USA, Inc.	452,562	25,660
Independent Bank Group, Inc.	238,662	13,761
Nuvei Corp.	652,845	21,773
		79,533

Health Care—9.9%
ABIOMED, Inc.(6)(7)	60,860	122
Amedisys, Inc.(6)	919,575	88,748
Axonics, Inc.(6)	1,126,557	78,409
Catalent, Inc.(6)	1,202,902	72,860
Inhibrx, Inc.(6)	198,509	223
R1 RCM, Inc.(6)	180,461	2,557
		242,919

Industrials—3.8%
McGrath RentCorp.	99,721	10,499
Stericycle, Inc.(6)	1,351,894	82,465
		92,964

Information Technology—8.2%
ANSYS, Inc.(6)	39,934	12,724
Envestnet, Inc.(6)	598,399	37,472
HashiCorp, Inc. Class A(6)	2,544,820	86,168
Instructure Holdings, Inc.(6)	39,962	941
Juniper Networks, Inc.	1,086,165	42,339
Smartsheet, Inc. Class A(6)	371,540	20,568
		200,212

Materials—4.1%
Arch Resources, Inc.	974	135
	Shares	Value

Materials—continued
Haynes International, Inc.	545,174	$ 32,460
United States Steel Corp.(5)	1,897,998	67,056
		99,651

Utilities—0.9%
Atlantica Sustainable Infrastructure plc	1,048,763	23,052
Total Common Stocks (Identified Cost $1,413,817)		1,401,990

Affiliated Mutual Fund—4.4%
Equity Fund—4.4%
Virtus Westchester Event-Driven Fund Class I(8)(9)	9,758,276	106,658
Total Affiliated Mutual Fund (Identified Cost $102,570)		106,658

Rights—0.0%
Financials—0.0%
Pershing Tontine Spar, 09/29/33(6)(7)	136,884	62
Health Care—0.0%
Akouos, Inc., 12/31/49(6)	336,679	252
Bristol-Myers Squibb Co., 12/31/35(6)(7)	453,175	476
		728

Total Rights (Identified Cost $—)		790

Warrants—0.1%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(6)	116,254	10
Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(6)	63,240	2
CEC Brands LLC, 12/31/25(6)(7)	189,648	569
ECARX Holdings, Inc., 12/21/27(6)	81,099	2
Grove Collaborative Holdings, 06/16/27(6)	78,996	1
Zapp Electric Vehicles Group Ltd., 03/03/28(6)	168,623	2
		576

Financials—0.1%
26 Capital Acquisition Corp., 12/31/27(6)	61,000	—
Agriculture & Natural Solutions Acquisition Corp., 12/31/28(6)	701,329	168
Alchemy Investments Acquisition Corp. 1, 06/26/28(6)	183,897	16
AltEnergy Acquisition Corp., 11/10/28(6)	62,809	1
Ares Acquisition Corp. II, 06/12/28(6)	331,251	53
Bukit Jalil Global Acquisition 1 Ltd., 08/21/28(6)	60,681	2
Cartesian Growth Corp II, 07/12/28(6)	69,832	4
Cartica Acquisition Corp., 04/30/28(6)	37,500	6
Corner Growth Acquisition Corp., 12/31/27(6)	62,938	12
EVe Mobility Acquisition Corp., 12/31/28(6)	75,122	3
FTAC Emerald Acquisition Corp., 08/22/28(6)	207,965	41
GCM Grosvenor, Inc. Class A, 11/17/25(6)	102,070	100

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value

Financials—continued
Goal Acquisitions Corp., 02/11/26(6)	564,935	$ 6
Haymaker Acquisition Corp. 4, 09/12/28(6)	119,080	19
Iron Horse Acquisitions Corp., 02/16/29(6)	187,379	5
Israel Acquisitions Corp., 02/28/28(6)	447,969	14
Keen Vision Acquisition Corp., 09/15/28(6)	537,265	26
Legato Merger Corp. III, 03/28/29(6)	179,047	27
Moneylion, Inc., 06/01/27(6)	106,742	5
Nabors Energy Transition Corp. II, 09/05/28(6)	187,613	17
Newbury Street Acquisition Corp., 12/31/27(6)	31,054	3
Plum Acquisition Corp. III, 03/31/28(6)	83,333	4
Pyrophyte Acquisition Corp., 05/03/28(6)	83,773	5
RMG Acquisition Corp. III, 12/31/27(6)	85,180	—(10)
SilverBox Corp. III, 04/28/28(6)	31,515	3
Slam Corp. Class A, 12/31/27(6)	55,909	8
Spark I Acquisition Corp., 11/27/28(6)	190,982	25
Spring Valley Acquisition Corp. II, 02/25/26(6)	158,098	6
Target Global Acquisition I Corp., 12/31/27(6)	125,200	9
Whole Earth Brands, Inc., 06/25/25(6)	55,224	—
XBP Europe Holdings, Inc., 12/31/27(6)	40,000	1
Zeo Energy Corp., 10/20/26(6)	73,376	4
		593

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(6)	62,781	—(10)
Psyence Biomedical Ltd., 01/25/29(6)	85,245	1
Quantum-Si, Inc., 09/30/27(6)	32,085	3
Tevogen Bio Holdings, Inc., 11/04/26(6)	83,731	1
		5

Industrials—0.0%
Amprius Technologies, Inc., 09/14/27(6)	326,205	45
Bridger Aerospace Group Holdings, Inc., 01/25/28(6)	58,300	3
Freightos Ltd., 01/23/28(6)	54,429	4
Getaround, Inc., 03/09/26(6)	12,698	—(10)
Volato Group, Inc., 12/03/28(6)	167,228	1
		53

Information Technology—0.0%
iLearningEngines Holdings, Inc., 03/02/26(6)	462,172	122
KLDiscovery, Inc., 12/19/24(6)	677,651	1
LeddarTech Holdings, Inc., 09/21/28(6)	155,088	4
Movella Holdings, Inc., 12/31/27(6)	74,121	—(10)
		127

Total Warrants (Identified Cost $12,438)		1,364

	Shares/Units
Special Purpose Acquisition Companies—13.5%
AA Mission Acquisition Corp. Class A(6)	246,677	2,472
Agriculture & Natural Solutions Acquisition Corp.(6)	1,619,431	16,761
Ai Transportation Acquisition Corp.(6)	165,834	1,738
Aimei Health Technology Co., Ltd.(6)	269,392	62
Aimei Health Technology Co., Ltd.(6)	269,392	2,825
Aimfinity Investment Corp. I(4)(6)	107,731	1,243
Alchemy Investments Acquisition Corp. 1(6)	367,795	4,003
Andretti Acquisition Corp. II(6)	394,558	3,946
APx Acquisition Corp. I(6)	489,675	5,788
Ares Acquisition Corp. II(4)(6)	2,743,497	29,712
	Shares/Units	Value
Bayview Acquisition Corp.(6)	233,688	$ 35
Bayview Acquisition Corp. Class A(6)	261,955	2,703
Black Hawk Acquisition Corp.(6)	49,391	514
Bowen Acquisition Corp.(6)	189,738	2,040
Bukit Jalil Global Acquisition 1 Ltd.(6)	121,363	15
Bukit Jalil Global Acquisition 1 Ltd.(6)	111,545	1,217
BurTech Acquisition Corp. Class A(6)	93,422	1,054
Cartesian Growth Corp. II Class A(6)(8)	1,562,008	17,901
Cartica Acquisition Corp. Class A(6)	142,189	1,625
Cayson Acquisition Corp.(6)	134,839	1,351
Centurion Acquisition Corp.(6)	98,747	993
CF Acquisition Corp. VII Class A(6)(8)	708,562	7,865
Chenghe Acquisition I Co.(6)	204,313	2,368
ClimateRock Class A(6)	140,134	1,620
Colombier Acquisition Corp. II(6)	151,325	1,556
Direct Selling Acquisition Corp. Class A(6)	213,853	2,391
Distoken Acquisition Corp.(6)	188,499	2,051
Dt Cloud Acquisition Corp.(6)	366,839	3,782
Dt Cloud Acquisition Corp.(6)	366,839	81
DT Cloud Star Acquisition Corp.(6)	123,344	1,233
Enphys Acquisition Corp.(6)	288,540	3,188
EQV Ventures Acquisition Corp.(6)	232,280	2,307
ESH Acquisition Corp.(6)	321,082	26
ESH Acquisition Corp. Class A(6)	321,082	3,403
Evergreen Corp. Class A(6)	250,000	2,920
FTAC Emerald Acquisition Corp. Class A(6)	219,550	2,380
Global Lights Acquisition Corp.(6)	143,857	1,505
Global Lights Acquisition Corp.(6)	140,267	1,485
Global Star Acquisition, Inc. Class A(6)	80,600	914
Globalink Investment, Inc.(6)	268,023	3,039
Golden Star Acquisition Corp.(6)	100,000	1,090
Golden Star Acquisition Corp.(6)	205,869	72
GP-Act III Acquisition Corp. Class A(6)	542,913	5,462
Graf Global Corp.(6)	188,585	1,892
Haymaker Acquisition Corp. 4(6)	1,077,006	11,481
Hennessy Capital Investment Corp. VI Class A(6)	65,800	701
Horizon Space Acquisition I Corp.(6)	331,908	3,717
IB Acquisition Corp.(6)	344,716	3,447
IB Acquisition Corp.(6)	344,716	29
Inflection Point Acquisition Corp. II Class A(6)(8)	2,420,141	25,992
Integrated Wellness Acquisition Corp. Class A(6)(8)	423,090	4,988
Investcorp Europe Acquisition Corp. I Class A(6)	469,232	5,532
Iron Horse Acquisitions Corp.(6)	187,379	1,909
Iron Horse Acquisitions Corp.(6)	187,379	30
Israel Acquisitions Corp. Class A(6)	98,728	1,103
Keen Vision Acquisition Corp.(6)	622,800	6,701
Learn CW Investment Corp. Class A(6)	817,802	8,988
Legato Merger Corp. III(6)	358,094	3,651
Mars Acquisition Corp.(6)	5,944	1
Metal Sky Star Acquisition Corp.(6)	66,472	756
Mountain & Co. I Acquisition Corp.(6)	623,431	7,325
Nabors Energy Transition Corp. II Class A(6)	1,350,715	14,385
Northern Revival Acquisition Corp. Class A(6)	186,904	2,103
Oak Woods Acquisition Corp. Class A(6)	241,946	2,688
OCA Acquisition Corp. Class A(6)	139,497	1,562
Patria Latin American Opportunity Acquisition Corp.(6)	442,691	5,140
Perception Capital Corp. IV Class A(6)	356,072	3,952
Pyrophyte Acquisition Corp. Class A(6)	550,963	6,342
Quetta Acquisition Corp.(6)	406,758	4,234
Quetta Acquisition Corp.(6)	33,204	43
Rigel Resource Acquisition Corp. Class A(6)	712,000	8,188
SilverBox Corp. III Class A(6)	292,005	3,125
Silverbox Corp. IV(6)	366,482	3,676

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Shares/Units	Value
SIM Acquisition Corp. I(6)	294,608	$ 2,958
SIM Acquisition Corp. I Class A(6)	197,349	1,972
Slam Corp. Class A(6)	617,633	6,880
Spark I Acquisition Corp.(6)	381,965	4,011
Spring Valley Acquisition Corp. II(6)	316,196	29
Spring Valley Acquisition Corp. II Class A(6)	941,514	10,573
TLGY Acquisition Corp. Class A(6)	222,534	2,568
TMT Acquisition Corp.(6)	244,827	67
TMT Acquisition Corp. Class A(6)	327,009	3,677
Voyager Acquisition Corp.(6)	373,806	3,738
Zalatoris Acquisition Corp.(6)	252,668	2,797
Zalatoris II Acquisition Corp.(6)	39,608	430
Total Special Purpose Acquisition Companies (Identified Cost $316,289)		332,117

	Shares
Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $1,235)		465

Escrow Notes—1.5%
Financials—1.5%
Altaba, Inc. Escrow(6)	25,792,925	36,755
Pershing Square Escrow(6)(7)	547,537	—
		36,755

Total Escrow Notes (Identified Cost $14,903)		36,755

Total Long-Term Investments—84.5% (Identified Cost $2,052,882)		2,072,328

Short-Term Investments—9.1%
Money Market Mutual Funds—9.1%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 4.891%)(9)	192,800,000	192,800
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 4.836%)(9)	29,811,033	29,811
Total Short-Term Investments (Identified Cost $222,611)		222,611

Securities Lending Collateral—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(9)(11)	54,233,085	54,233
Total Securities Lending Collateral (Identified Cost $54,233)		54,233

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—95.8% (Identified Cost $2,329,726)		2,349,172

Securities Sold Short—(0.7)%

	Shares	Value
Common Stocks—(0.7)%
Energy—(0.6)%
Chesapeake Energy Corp.	(6,555)	$ (539)
Chevron Corp.	(54,313)	(7,999)
CONSOL Energy, Inc.	(1,290)	(135)
Schlumberger N.V.	(153,772)	(6,451)
		(15,124)

Financials—(0.1)%
UMB Financial Corp.	(15,616)	(1,641)
Total Securities Sold Short (Identified Proceeds $(16,515))		(16,765)

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $1,894)		(2,883)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—95.0% (Identified Cost $2,311,317)		$2,329,524
Other assets and liabilities, net—5.0%		122,516
NET ASSETS—100.0%		$2,452,040

Abbreviations:
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $128,062 or 5.2% of net assets.
(3)	Variable rate security. Rate disclosed is as of September 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	All or a portion of security is on loan.
(5)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $147,393.
(6)	Non-income producing.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Affiliated investment.

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Amount is less than $500 (not in thousands).
(11)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar
Country Weightings†
United States	84%
Cayman Islands	12
Canada	2
United Kingdom	1
Virgin Islands (British)	1
Total	100%
†% of total investments, net of securities sold short and written options, as of September 30, 2024.

Open purchased options contracts as of September 30, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
SPDR S&P 500® ETF Trust	473	$26,015	$550.00	10/18/24	$75
SPDR S&P 500® ETF Trust	1,428	79,968	560.00	10/18/24	390
Total Purchased Options					$465
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Open written options contracts as of September 30, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Endeavor Group Holdings, Inc.	(6,868)	$(18,544)	$27.00	11/15/24	$(1,064)
Envestnet, Inc.	(191)	(1,242)	65.00	11/15/24	(8)
Kellanova	(2,539)	(20,947)	82.50	10/18/24	(8)
Kellanova	(1,341)	(11,063)	82.50	11/15/24	(27)
SPDR S&P 500® ETF Trust	(831)	(46,951)	565.00	10/18/24	(1,118)
Vista Outdoor, Inc.	(2,354)	(9,416)	40.00	11/15/24	(365)
					(2,590)
Put Options(2)
SPDR S&P 500® ETF Trust	(1,020)	(55,590)	545.00	10/18/24	(126)
WillScot Holdings Corp.	(154)	(616)	40.00	10/18/24	(38)
WillScot Holdings Corp.	(250)	(1,062)	42.50	10/18/24	(129)
					(293)
Total Written Options					$(2,883)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Forward foreign currency exchange contracts as of September 30, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	99,839	USD	65,524	GS	10/29/24	$3,533	$—
GBP	1,023	USD	1,371	JPM	12/19/24	—	(3)
USD	48,071	JPY	7,483,818	GS	10/17/24	—	(4,132)
USD	65,600	AUD	99,839	GS	10/29/24	—	(3,457)
USD	24,747	SEK	264,599	GS	12/17/24	—	(1,407)
USD	46,825	EUR	42,689	GS	12/18/24	—	(846)
USD	2,873	EUR	2,574	GS	12/19/24	—	(2)
USD	39,610	GBP	29,854	GS	12/19/24	—	(297)
USD	5,160	GBP	3,852	JPM	12/19/24	11	—
USD	13,961	GBP	10,556	GS	12/20/24	—	(150)
USD	4,752	GBP	3,618	GS	12/31/24	—	(84)
Total						$3,544	$(10,378)

Over-the-counter total return swaps outstanding as of September 30, 2024 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Bristol-Myers Squibb Co.(3),(4)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	03/03/25	$—(5)	$380	$380	$—
Britvic plc	Pay	5.680% (0.850% + OBFR)	1 Month	GS	09/17/25	38,456	261	261	—
Britvic plc	Pay	5.530% (0.700% + OBFR)	3 Month	JPM	11/03/25	3,675	(9)	—	(9)
Brookfield Property Preferred LP	Pay	5.580% (0.750% + OBFR)	1 Month	BAML	02/10/25	629	247	247	—
Covestro AG	Pay	5.440% (0.610% + OBFR)	1 Month	GS	10/01/25	2,562	19	19	—
Darktrace plc	Pay	5.680% (0.850% + OBFR)	1 Month	GS	07/09/25	17,448	657	657	—
Darktrace plc	Pay	5.302% (0.472% + OBFR)	3 Month	JPM	10/03/25	55,043	1,896	1,896	—
DS Smith plc	Pay	5.440% (0.610% + OBFR)	1 Month	GS	04/29/25	5,188	2,066	2,066	—
DS Smith plc	Pay	5.350% (0.520% + OBFR)	3 Month	JPM	09/08/25	63,904	16,213	16,213	—
Hargreaves Lansdown plc	Pay	5.830% (1.000% + OBFR)	1 Month	GS	10/15/25	13,733	227	227	—
Hess Corp.	Pay	5.440% (0.610% + OBFR)	1 Month	GS	01/09/25	28,297	717	717	—
Kindred Group plc	Pay	5.580% (0.750% + OBFR)	1 Month	GS	04/29/25	23,355	2,478	2,478	—
Neoen S.A.	Pay	5.580% (0.750% + OBFR)	1 Month	GS	07/30/25	44,787	1,643	1,643	—
Shinko Electric Industries Co. Ltd.	Pay	5.440% (0.610% + OBFR)	1 Month	GS	03/12/25	46,353	1,865	1,865	—
Spirent Communications plc	Pay	5.440% (0.610% + OBFR)	1 Month	GS	09/24/25	4,141	(64)	—	(64)
							28,596	28,669	(73)
Short Total Return Swap Contracts
Capital One Financial Corp.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	09/08/25	(12,198)	(892)	—	(892)
Chesapeake Energy Corp.	Receive	4.344% ((0.486)% + OBFR)	1 Month	GS	04/09/25	(84,733)	60	60	—
Chesapeake Energy Corp.	Receive	4.317% ((0.513)% + OBFR)	3 Month	JPM	06/23/25	(6,138)	625	625	—
Chevron Corp.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	12/10/24	(243,004)	2,672	2,672	—
Conocophillips	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(14,318)	761	761	—
International Paper Co.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(54,132)	(7,885)	—	(7,885)
International Paper Co.	Receive	4.580% ((0.250)% + OBFR)	3 Month	JPM	07/03/25	(20,356)	(4,301)	—	(4,301)
Renasant Corp.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	09/08/25	(6,311)	(42)	—	(42)
Schlumberger Ltd.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(68,421)	6,049	6,049	—
Southstate Corp.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(11,661)	(2,251)	—	(2,251)
Synopsys, Inc.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(7,775)	811	811	—
UMB Financial Corp.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(21,878)	(2,692)	—	(2,692)
WillScot Mobile Mini Holdings Corp.	Receive	4.480% ((0.350)% + OBFR)	1 Month	GS	03/26/25	(1,543)	(8)	—	(8)
							(7,093)	10,978	(18,071)
Total							$21,503	$39,647	$(18,144)
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(5)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$25,426	$—	$25,426	$—
Corporate Bonds and Notes	137,307	—	137,307	—
Leveraged Loans	29,456	—	29,456	—
Equity Securities:
Common Stocks	1,401,990	1,401,636	232	122(1)
Rights	790	—	252	538
Warrants	1,364	780	15	569(1)
Special Purpose Acquisition Companies	332,117	314,395	17,722	—
Escrow Notes	36,755	—	36,755	—(1)
Affiliated Mutual Fund	106,658	106,658	—	—
Money Market Mutual Funds	222,611	222,611	—	—
Securities Lending Collateral	54,233	54,233	—	—
Other Financial Instruments:
Purchased Options	465	465	—	—
Forward Foreign Currency Exchange Contracts*	3,544	—	3,544	—
Over-the-Counter Total Return Swaps*	39,647	—	39,267	380
Total Assets	2,392,363	2,100,778	289,976	1,609
Liabilities:
Securities Sold Short:
Common Stocks	(16,765)	(16,765)	—	—
Other Financial Instruments:
Written Options	(2,883)	(2,867)	(16)	—
Forward Foreign Currency Exchange Contracts*	(10,378)	—	(10,378)	—
Over-the-Counter Total Return Swaps*	(18,144)	—	(18,144)	—
Total Liabilities	(48,170)	(19,632)	(28,538)	—
Total Investments, Net of Securities Sold Short and Written Options	$2,344,193	$2,081,146	$261,438	$1,609

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2024.
See Notes to Schedule of Investments

THE MERGER FUND®
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.